CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues (including RMB4,449,757, RMB3,350,032 and RMB1,703,995 with related parties for the years ended December 31, 2020, 2021 and 2022, respectively)	¥ 4,142,862	$ 600,659	¥ 6,250,109	¥ 6,433,363
Cost of revenues (including RMB3,713,536, RMB2,759,980 and RMB1,403,773 resulting from related parties sales for the years ended December 31, 2020, 2021 and 2022, respectively)	3,339,746	484,218	4,944,467	5,100,698
Gross profit	803,116	116,441	1,305,642	1,332,665
Operating expenses
Selling and marketing	460,304	66,738	438,273	358,655
General and administrative	235,932	34,207	258,346	261,805
Research and development	517,122	74,976	515,081	538,009
Total operating expenses	1,213,358	175,921	1,211,700	1,158,469
Operating income/(loss)	(410,242)	(59,480)	93,942	174,196
Other income and expenses
Interest income	12,334	1,788	16,686	46,118
Interest expenses	(57,001)	(8,264)	(44,884)	(22,623)
Realized gain from investments	597	87	13,507
Gain from deconsolidation of a subsidiary | ¥				56,522
Gain from fair value change of long-term investments	51,817	7,513		12,325
Impairment loss from a long-term investment	(13,858)	(2,009)
Other (expenses)/ income, net	43,820	6,353	27,418	(929)
Income/(Loss) before income tax and income from equity method investments	(372,533)	(54,012)	106,669	265,609
Income taxes (provision)/benefit	65,875	9,551	(10,745)	(31,154)
Income/(Loss) before income from equity method investments	(306,658)	(44,461)	95,924	234,455
(Loss)/ Income from equity method investments	17,657	2,560	41,028	(4,749)
Net income/(loss)	(289,001)	(41,901)	136,952	229,706
Less: Net income/(loss) attributable to noncontrolling interest	(693)	(100)	(851)	953
Net income/(loss) attributable to Zepp Health Corporation	(288,308)	(41,801)	137,803	228,753
Net income/(loss) attributable to ordinary shareholders of Zepp Health Corporation	¥ (288,308)	$ (41,801)	¥ 137,803	¥ 228,753
Net income/(loss) per share attributable to ordinary shareholders of Zepp Health Corporation
Basic income/(loss) per ordinary share | (per share)	¥ (1.17)	$ (0.17)	¥ 0.55	¥ 0.92
Diluted income/(loss) per ordinary share | (per share)	¥ (1.17)	$ (0.17)	¥ 0.52	¥ 0.88
Weighted average number of shares used in computing net income/(loss) per share
Ordinary share - basic	246,283,328	246,283,328	252,167,610	248,470,684
Ordinary share - diluted	246,283,328	246,283,328	264,368,629	260,351,994